Derivative Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
10.	Derivative instruments

The Company enters into foreign currency exchange forward contracts to reduce the short-term effects of foreign currency fluctuations on assets and liabilities such as foreign currency inventory purchases, receivables and payables. The Company’s primary objective in holding derivatives is to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company’s derivatives expose the Company to credit risk to the extent that the counterparties may be unable to meet the terms of the arrangement. The Company does, however, seek to mitigate such risks by limiting its counterparties to major financial institutions. Management does not expect material losses as a result of defaults by counterparties.

The fair values of the Company’s derivative instruments classified as Level 2 financial instruments and the line items within the accompanying consolidated balance sheets to which they were recorded are summarized as follows (in thousands):

	Balance Sheet Line Item	As of December 31, 2020
Derivatives not designated as hedging instruments:
Foreign currency derivatives	Prepaid expenses and other current assets	$866
Total		$866

The effect on the accompanying consolidated statements of income and comprehensive income (loss) of derivative instruments not designated as hedges and contingent consideration derivatives is summarized as follows (in thousands):

	Line Item in Statement of Income	Year ended December 31, 2020
Derivatives not designated as hedging instruments:
Foreign currency derivatives	Other income	$866
Gain on settlement of contingent consideration derivative	Other income	37,200
Total		$38,066

The Company has notional amounts of $45.60 million on outstanding derivatives as of December 31, 2020. There were no derivative instruments for the year ended December 31, 2019.